Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total Shareholder's Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 15,508	$ 421	$ 37,020	$ 14,071	$ (2,867)	$ (2,180)	$ 61,973	$ 0	$ 61,973
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised			32				32		32
Capital contribution by noncontrolling (minority) interest								196	196
Capital withdrawals by noncontrolling (minority) interest								(321)	(321)
10% common stock dividend		44	4,879	(4,929)			(6)		(6)
Comprehensive income (loss):
Net income				7,340			7,340	157	7,497
Non-credit unrealized (losses) gains on debt securities with OTTI, net of taxes					124		124		124
Net unrealized gains on available for sale securities without OTTI, net of taxes					2,007		2,007		2,007
Pension liability adjustments, net of taxes					43		43		43
Total comprehensive income							9,514	157	9,671
Dividend on preferred stock (5% annually)				(813)			(813)		(813)
Accretion of discount on preferred stock	175			(175)			0		0
Balance at Dec. 31, 2010	15,683	465	41,931	15,494	(693)	(2,180)	70,700	32	70,732
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital withdrawals by noncontrolling (minority) interest								(915)	(915)
10% common stock dividend		45	3,913	(3,958)			0		0
Comprehensive income (loss):
Net income				7,272			7,272	932	8,204
Non-credit unrealized (losses) gains on debt securities with OTTI, net of taxes					(2)		(2)		(2)
Net unrealized gains on available for sale securities without OTTI, net of taxes					28		28		28
Pension liability adjustments, net of taxes					41		41		41
Total comprehensive income							7,339	932	8,271
Dividend on preferred stock (5% annually)				(815)			(815)		(815)
Accretion of discount on preferred stock	185			(185)			0		0
Balance at Dec. 31, 2011	$ 15,868	$ 510	$ 45,844	$ 17,808	$ (626)	$ (2,180)	$ 77,224	$ 49	$ 77,273